Label	Element	Value
Small Cap Stock Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001056707_SupplementTextBlock	November 8, 2017 DREYFUS INVESTMENT PORTFOLIOS Small Cap Stock Index Portfolio Supplement to Summary and Statutory Prospectus dated May 1, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Stock Index Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following information supersedes and replaces the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus:

To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the S&P SmallCap 600 Index and in futures whose performance is tied to the index. The fund generally invests in all 600 stocks in the index in proportion to their weighting in the index; however, at times, the fund may invest in a representative sample of stocks included in the index and in futures whose performance is tied to the index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Index sampling risk is deleted from "Principal Risks" in the summary prospectus and "Fund Summary – Principal Risks" in the statutory prospectus.